Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of trade and other receivables

	2024 £m	2023 £m
Trade receivables	2,855	2,887
Loans and other receivables	689	663
Prepayments and accrued income	342	392
	3,886	3,942
Current	3,604	3,621
Non-current	282	321
	3,886	3,942

Summary of trade and other receivables reported in balance sheet net of allowances	Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2024 £m	2023 £m
Trade receivables – gross	2,900	2,957
Trade receivables – allowance	(45)	(70)
Loans and other receivables – gross	717	691
Loans and other receivables – allowance	(28)	(28)
Prepayments and accrued income	342	392
Net trade and other receivables per balance sheet	3,886	3,942

Summary of movements in allowance account	The movements in the allowance account are as follows:

			2024			2023
	Trade receivables £m	Loans and other receivables £m	Total £m	Trade receivables £m	Loans and other receivables £m	Total £m
1 January	70	28	98	51	—	51
Differences on exchange	(3)	—	(3)	2	—	2
Provided in the year	8	—	8	33	28	61
Released	(30)	—	(30)	(16)	—	(16)
31 December	45	28	73	70	28	98